Long-Term Debt - Additional Information - Revolvers (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2014 CreditFacility
Debt Instrument [Line Items]
Amount reduced under revolving credit facilities, 2014	$ 549.5
Amount reduced under revolving credit facilities, 2015	150.7
Amount reduced under revolving credit facilities, 2016	246.1
Amount reduced under revolving credit facilities, 2017	349.4
Amount reduced under revolving credit facilities, 2018	370.4
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities	8
Revolving credit facilities borrowing capacity	862.6
Undrawn amount of revolving credit facility	279.1
Amount reduced under revolving credit facilities, 2014	531.6
Amount reduced under revolving credit facilities, 2015	77.8
Amount reduced under revolving credit facilities, 2016	140.5
Amount reduced under revolving credit facilities, 2017	39.6
Amount reduced under revolving credit facilities, 2018	73.1
Debt instrument collateral, description	The revolving credit facilities are collateralized by first-priority mortgages granted on 25 of the Partnership's vessels, together with other related security.
Revolving Credit Facility [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Revolving credit facilities refinanced amount	330.0
Amount reduced under revolving credit facilities	16.5
Revolving credit facilities payment frequency, description	Per quarter
Debt instrument maturity period	5 years
Revolving Credit Facility [Member] | Guaranteed by Partnership and Subsidiaries [Member]
Debt Instrument [Line Items]
Minimum liquidity required by revolving credit facility covenants descriptions	Six of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership's total consolidated debt.
Revolving Credit Facility [Member] | Guaranteed by Partnership and Subsidiaries [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum level of free cash be maintained as per loan agreements	75.0
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%
Revolving Credit Facility [Member] | Guaranteed by Teekay Corporation [Member]
Debt Instrument [Line Items]
Minimum liquidity required by revolving credit facility covenants descriptions	Two revolving credit facilities are guaranteed by Teekay Corporation and contain covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Revolving Credit Facility [Member] | Guaranteed by Teekay Corporation [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum level of free cash be maintained as per loan agreements	$ 50.0
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%